Subsequent Events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent Events
Acquisition WHOW Games
On July 14, 2025 (July 15, 2025 Korea Standard Time), the Company completed its acquisition of WHOW Games GmbH, a social casino developer headquartered in Hamburg, Germany, which is now a direct, wholly-owned subsidiary of DDI-US, for a total cash purchase price of $64.3 million (or approximately €55.0 million based on the then exchange rate). Contemporaneously with entering into the definitive agreement, the Company also adopted a twenty-four-month performance-based incentive plan for an additional earn-out payment of up to €10.0 million, payable to the seller, Azerion, at €5.0 million annually, which is contingent upon WHOW Games meeting certain performance targets during each of the first and second year following the closing date.
The Company intends to leverage WHOW Games’ proven expertise in the Europe market and partner-driven business model alongside its own operational strength, marketing capabilities, and extensive gaming content to pursue growth opportunities in Europe, particularly in Germany.